Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2023	May 31, 2022
Unique Logistics International, Inc. [Member]
Accrued Expenses and Other Current Liabilities (Tables) [Line Items]
Schedule of accrued expenses and other current liabilities
	February 28, 2023	May 31, 2022
Accrued salaries and related expenses	$2,519,124	$625,000
Accrued sales and marketing expense	1,173,564	2,383,500
Accrued professional fees	1,805,259	1,350,170
Accrued income tax	2,713,523	559,544
Accrued overdraft liabilities	1,156,708	681,058
Other accrued expenses and current liabilities	810,679	66,887
Accrued expenses and other current liabilities	$10,178,857	$5,666,159

	May 31, 2022	May 31, 2021
Accrued salaries and related expenses	$625,000	$672,455
Accrued sales and marketing expense	2,383,500	539,810
Accrued professional fees	1,350,170	75,000
Accrued income tax	559,544	256,286
Accrued overdraft liabilities	681,058	790,364
Other accrued expenses and current liabilities	66,887	50,000
Accrued expenses and other current liabilities	$5,666,159	$2,383,915